CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income for the year	¥ 1,071,428	$ 164,203	¥ 526,202	¥ 1,244,441
Adjustments for:
Share-based compensation	143,806	22,039	126,149	104,965
Depreciation	45,502	6,973	43,811	57,044
Amortization of intangible assets	40,000	6,130	42,467	38,525
Amortization of right-of-use assets	51,507	7,894	48,995
Allowance for credit losses	22,929	3,514	27,903	10,607
Loss due to disposal of fixed assets	984	151	231	225
Loss (Gain) from foreign currency translation	54,171	8,302	(67,881)	112,351
Change in fair value of listed equity securities investment	(10,760)	(1,649)	42,410
Change in fair value of long-term investments	(39,614)	(6,071)
Change in fair value of convertible senior notes			752,073	(99,079)
Impairment of long-term investments			98,277
Gain from sale of long-term investments				(61,070)
Income from accrued interest on time deposits	(19,189)	(2,941)
Income from equity method investments	(21,449)	(3,287)	(8,531)	(2,417)
Deferred tax expense (benefit)	(5,880)	(901)	(3,587)	18,531
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Increase in accounts receivable	(38,570)	(5,911)	(59,171)	(54,905)
Decrease (Increase) in prepayments and other current assets	167,826	25,720	(72,131)	(46,719)
Increase (Decrease) in accounts payable	34,589	5,301	(1,502)	14,958
Increase (Decrease) in salary and employee related accruals	19,790	3,033	(1,359)	29,168
Increase (Decrease) in taxes payable	(95,342)	(14,612)	82,381	(45,519)
Increase (Decrease) in advances from customers	50,086	7,676	(17,782)	188,319
Increase (Decrease) in other payables and accruals	(18,735)	(2,871)	246,289	275,883
Decrease (Increase) in other long-term assets	(3,526)	(539)	(684)	7,634
Decrease in lease liabilities	(44,246)	(6,781)	(42,787)
Net cash provided by operating activities	1,405,307	215,373	1,761,773	1,792,942
Cash flows from investing activities:
Cash received from (paid for) short-term investments	179,354	27,487	(766,992)	(2,005,226)
Cash paid for time deposits	(700,000)	(107,280)
Cash paid for long-term investments	(39,052)	(5,985)	(876,628)	(156,835)
Cash received from disposal of long-term investments	4,081	625
Cash paid for acquisitions, net of cash acquired				(27,923)
Cash paid for dividend distribution	(1,600)	(245)	(455)
Cash received from sale of available-for-sale debt securities				80,500
Purchase of property and equipment	(47,327)	(7,253)	(25,919)	(87,053)
Purchase of intangible assets	(341)	(52)	(8,538)	(83,660)
Net cash used in investing activities	(604,885)	(92,703)	(1,678,532)	(2,280,197)
Cash flows from financing activities:
Settlement of convertible senior notes			(5)
Settlement of zero-strike call options and retirement of common shares			(31)	(75)
Proceeds from the exercise of share options	161,133	24,695	281,412	145,196
Net cash provided by financing activities	161,133	24,695	281,376	145,121
Effect of foreign exchange rate changes on cash and restricted cash	(27,672)	(4,241)	22,335	23,530
Net increase (decrease) in cash and restricted cash	933,883	143,124	386,952	(318,604)
Cash and restricted cash, beginning of year	2,361,073	361,850	1,974,121	2,292,725
Cash and restricted cash, end of year	3,294,956	504,974	2,361,073	1,974,121
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	254,871	39,061	188,735	228,158
Cash paid for interest, net of amounts capitalized			18,982	36,807
Supplemental disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities	38,567	5,911	133,094
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(553)	(85)	(6,409)	(7,789)
Accrual related to purchase of long-term investments			(13,952)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	¥ 2,258	$ 346	66,169	¥ 5,770
Settlement of convertible senior notes by common shares			¥ (2,439,198)